UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2014

MASSACHUSETTS INVESTORS TRUST

MIT-SEM

MASSACHUSETTS INVESTORS TRUST

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.9%
Danaher Corp.	2.7%
Johnson & Johnson	2.2%
Wells Fargo & Co.	2.1%
Walt Disney Co.	2.1%
Pfizer, Inc.	2.1%
Visa, Inc., “A”	2.0%
EMC Corp.	2.0%
Covidien PLC	2.0%
Procter & Gamble Co.	1.9%

Equity sectors
Financial Services	18.2%
Health Care	13.4%
Technology	12.0%
Industrial Goods & Services	9.4%
Energy	8.5%
Consumer Staples	8.1%
Leisure	7.6%
Retailing	6.1%
Basic Materials	4.0%
Special Products & Services	4.0%
Utilities & Communications	3.7%
Transportation	2.1%
Autos & Housing	1.8%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, January 1, 2014 through June 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
A	Actual	0.70%	$1,000.00	$1,049.94	$3.56
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
B	Actual	1.46%	$1,000.00	$1,045.89	$7.41
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
C	Actual	1.46%	$1,000.00	$1,046.15	$7.41
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
I	Actual	0.47%	$1,000.00	$1,051.27	$2.39
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
R1	Actual	1.47%	$1,000.00	$1,046.00	$7.46
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R2	Actual	0.97%	$1,000.00	$1,048.47	$4.93
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R3	Actual	0.72%	$1,000.00	$1,049.87	$3.66
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
R4	Actual	0.47%	$1,000.00	$1,051.29	$2.39
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
R5	Actual	0.38%	$1,000.00	$1,051.80	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,022.91	$1.91
529A	Actual	0.72%	$1,000.00	$1,049.68	$3.66
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
529B	Actual	1.49%	$1,000.00	$1,046.09	$7.56
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
529C	Actual	1.51%	$1,000.00	$1,045.80	$7.66
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.02%, 0.04%, and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)

Aerospace - 4.8%
Honeywell International, Inc.	1,240,450	$115,299,827
Precision Castparts Corp.	418,816	105,709,158
United Technologies Corp.	1,061,750	122,579,038

		$343,588,023
Alcoholic Beverages - 2.0%
Diageo PLC	1,820,207	$58,127,802
Pernod Ricard S.A.	691,853	83,082,991

		$141,210,793
Apparel Manufacturers - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	370,531	$71,437,443
NIKE, Inc., “B”	645,280	50,041,464
VF Corp.	956,764	60,276,132

		$181,755,039
Automotive - 0.8%
Bayerische Motoren Werke AG	204,358	$25,917,620
Delphi Automotive PLC	486,450	33,438,573

		$59,356,193
Broadcasting - 4.7%
Time Warner, Inc.	1,339,490	$94,099,173
Twenty-First Century Fox, Inc.	2,458,420	86,413,463
Walt Disney Co.	1,773,380	152,049,601

		$332,562,237
Brokerage & Asset Managers - 2.7%
BlackRock, Inc.	354,279	$113,227,568
Franklin Resources, Inc.	473,062	27,361,906
NASDAQ OMX Group, Inc.	1,339,898	51,746,861

		$192,336,335
Business Services - 4.0%
Accenture PLC, “A”	1,276,487	$103,191,209
Cognizant Technology Solutions Corp., “A” (a)	1,840,870	90,036,952
Fidelity National Information Services, Inc.	1,653,682	90,522,553

		$283,750,714

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.7%
Comcast Corp., “A”	2,205,634	$118,398,433

Computer Software - 1.7%
Citrix Systems, Inc. (a)	803,010	$50,228,275
Oracle Corp.	1,813,502	73,501,236

		$123,729,511
Computer Software - Systems - 4.4%
Apple, Inc.	1,160,579	$107,852,606
EMC Corp.	5,444,780	143,415,505
Hewlett-Packard Co.	1,864,294	62,789,422

		$314,057,533
Construction - 0.9%
Sherwin-Williams Co.	319,094	$66,023,740

Consumer Products - 3.3%
Colgate-Palmolive Co.	891,825	$60,804,629
Newell Rubbermaid, Inc.	1,155,028	35,794,318
Procter & Gamble Co.	1,715,436	134,816,115

		$231,415,062
Containers - 0.8%
Crown Holdings, Inc. (a)	1,073,030	$53,393,973

Electrical Equipment - 3.8%
Danaher Corp.	2,405,220	$189,362,971
W.W. Grainger, Inc.	311,648	79,242,737

		$268,605,708
Electronics - 2.8%
Altera Corp.	2,314,680	$80,458,277
Microchip Technology, Inc.	2,434,040	118,805,492

		$199,263,769
Energy - Independent - 3.2%
EOG Resources, Inc.	724,406	$84,654,085
Noble Energy, Inc.	847,207	65,624,654
Occidental Petroleum Corp.	716,460	73,530,290

		$223,809,029
Energy - Integrated - 0.9%
Chevron Corp.	303,049	$39,563,047
Exxon Mobil Corp.	245,129	24,679,588

		$64,242,635

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.8%
Fluor Corp.	757,920	$58,284,048

Food & Beverages - 2.8%
General Mills, Inc.	550,020	$28,898,051
Groupe Danone	1,141,544	84,783,440
Mondelez International, Inc.	2,317,620	87,165,688

		$200,847,179
General Merchandise - 1.9%
Kohl’s Corp.	1,208,450	$63,661,146
Target Corp.	1,231,650	71,374,117

		$135,035,263
Insurance - 0.8%
ACE Ltd.	553,873	$57,436,630

Internet - 3.1%
Google, Inc., “A” (a)	197,217	$115,306,863
Google, Inc., “C” (a)	177,779	102,272,703

		$217,579,566
Major Banks - 9.4%
Bank of America Corp.	5,588,310	$85,892,325
Goldman Sachs Group, Inc.	777,560	130,194,646
JPMorgan Chase & Co.	3,559,010	205,070,156
Morgan Stanley	1,792,810	57,961,547
State Street Corp.	588,720	39,597,307
Wells Fargo & Co.	2,899,856	152,416,431

		$671,132,412
Medical Equipment - 6.0%
Abbott Laboratories	1,524,223	$62,340,721
Covidien PLC	1,570,816	141,656,187
St. Jude Medical, Inc.	690,320	47,804,660
Stryker Corp.	728,836	61,455,451
Thermo Fisher Scientific, Inc.	977,070	115,294,260

		$428,551,279
Oil Services - 4.4%
Cameron International Corp. (a)	1,182,580	$80,072,492
Dresser-Rand Group, Inc. (a)	849,450	54,135,449
National Oilwell Varco, Inc.	770,630	63,461,381
Schlumberger Ltd.	978,359	115,397,444

		$313,066,766

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 5.2%
American Express Co.	1,378,360	$130,765,013
MasterCard, Inc., “A”	1,318,810	96,892,971
Visa, Inc., “A”	688,429	145,058,875

		$372,716,859
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	1,162,677	$56,401,461
Endo International PLC (a)	892,100	62,464,842
Johnson & Johnson	1,497,308	156,648,363
Pfizer, Inc.	4,986,360	147,995,165
Valeant Pharmaceuticals International, Inc. (a)	788,260	99,415,351

		$522,925,182
Railroad & Shipping - 1.3%
Canadian National Railway Co.	1,437,430	$93,461,699

Restaurants - 1.2%
McDonald’s Corp.	866,291	$87,270,155

Specialty Chemicals - 3.3%
FMC Corp.	517,512	$36,841,679
Linde AG	289,663	61,597,513
Praxair, Inc.	463,374	61,554,602
W.R. Grace & Co. (a)	753,169	71,197,066

		$231,190,860
Specialty Stores - 1.7%
Bed Bath & Beyond, Inc. (a)	1,158,822	$66,493,206
Ross Stores, Inc.	803,452	53,132,281

		$119,625,487
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT	1,342,220	$120,772,956

Trucking - 0.8%
United Parcel Service, Inc., “B”	565,860	$58,091,188

Utilities - Electric Power - 1.7%
American Electric Power Co., Inc.	915,280	$51,045,166
CMS Energy Corp.	2,179,850	67,902,327

		$118,947,493
Total Common Stocks (Identified Cost, $4,841,605,405)		$7,004,433,749

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.3%
Issuer	Shares/Par	Value ($)

Utilities - Electric Power - 0.3%
Exelon Corp., 6.5% (Identified Cost, $18,761,929) (a)	370,851	$20,006,151

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	75,597,216	$75,597,216
Total Investments (Identified Cost, $4,935,964,550)		$7,100,037,116

Other Assets, Less Liabilities - 0.0%		2,793,537
Net Assets - 100.0%		$7,102,830,653

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,860,367,334)	$7,024,439,900
Underlying affiliated funds, at cost and value	75,597,216
Total investments, at value (identified cost, $4,935,964,550)	$7,100,037,116
Cash	23,779
Receivables for
Fund shares sold	8,456,906
Interest and dividends	4,667,849
Other assets	281,139
Total assets	$7,113,466,789
Liabilities
Payable for fund shares reacquired	$5,169,581
Payable to affiliates
Investment adviser	261,461
Shareholder servicing costs	4,981,981
Distribution and service fees	12,641
Program manager fees	44
Payable for independent Trustees’ compensation	144,109
Accrued expenses and other liabilities	66,319
Total liabilities	$10,636,136
Net assets	$7,102,830,653
Net assets consist of
Paid-in capital	$4,667,508,847
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,164,318,405
Accumulated net realized gain (loss) on investments and foreign currency	245,925,621
Undistributed net investment income	25,077,780
Net assets	$7,102,830,653
Shares of beneficial interest outstanding	248,827,550

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,332,860,810	115,432,058	$28.87
Class B	97,083,223	3,446,376	28.17
Class C	292,223,326	10,514,996	27.79
Class I	2,576,989,104	91,166,339	28.27
Class R1	9,590,179	346,804	27.65
Class R2	216,689,762	7,786,546	27.83
Class R3	412,226,496	14,378,555	28.67
Class R4	92,049,104	3,166,257	29.07
Class R5	65,011,942	2,298,272	28.29
Class 529A	5,253,916	185,242	28.36
Class 529B	336,339	12,393	27.14
Class 529C	2,516,452	93,712	26.85

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $30.63 [100 / 94.25 x $28.87] and $30.09 [100 / 94.25 x $28.36], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$57,107,143
Interest	287,355
Dividends from underlying affiliated funds	36,951
Foreign taxes withheld	(868,182)
Total investment income	$56,563,267
Expenses
Management fee	$11,131,026
Distribution and service fees	6,992,700
Program manager fees	4,080
Shareholder servicing costs	3,686,715
Administrative services fee	235,895
Independent Trustees’ compensation	52,749
Custodian fee	120,078
Shareholder communications	198,714
Audit and tax fees	28,195
Legal fees	27,654
Miscellaneous	201,064
Total expenses	$22,678,870
Fees paid indirectly	(59)
Reduction of expenses by investment adviser and distributor	(301,694)
Net expenses	$22,377,117
Net investment income	$34,186,150
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$249,969,741
Foreign currency	41,867
Net realized gain (loss) on investments and foreign currency	$250,011,608
Change in unrealized appreciation (depreciation)
Investments	$56,235,424
Translation of assets and liabilities in foreign currencies	(1,416)
Net unrealized gain (loss) on investments and foreign currency translation	$56,234,008
Net realized and unrealized gain (loss) on investments and foreign currency	$306,245,616
Change in net assets from operations	$340,431,766

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14	Year ended 12/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$34,186,150	$58,153,723
Net realized gain (loss) on investments and foreign currency	250,011,608	140,019,367
Net unrealized gain (loss) on investments and foreign currency translation	56,234,008	1,310,751,347
Change in net assets from operations	$340,431,766	$1,508,924,437
Distributions declared to shareholders
From net investment income	$(12,900,417)	$(54,465,476)
From net realized gain on investments	(44,745,594)	(89,002,044)
Total distributions declared to shareholders	$(57,646,011)	$(143,467,520)
Change in net assets from fund share transactions	$133,897,739	$1,517,629,284
Total change in net assets	$416,683,494	$2,883,086,201
Net assets
At beginning of period	6,686,147,159	3,803,060,958
At end of period (including undistributed net investment income of $25,077,780 and $3,792,047, respectively)	$7,102,830,653	$6,686,147,159

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.72		$21.48	$18.68	$19.22	$17.37	$13.80
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.25	$0.25	$0.18	$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		6.57	3.32	(0.53)	1.83	3.62
Total from investment operations	$1.38		$6.82	$3.57	$(0.35)	$1.98	$3.80
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.21)	$(0.27)	$(0.19)	$(0.13)	$(0.23)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.23)		$(0.58)	$(0.77)	$(0.19)	$(0.13)	$(0.23)
Net asset value, end of period (x)	$28.87		$27.72	$21.48	$18.68	$19.22	$17.37
Total return (%) (r)(s)(t)(x)	4.99	(n)	31.90	19.15	(1.83)	11.43	27.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.72	0.77	0.78	0.90	0.93
Expenses after expense reductions (f)	0.70	(a)	0.70	0.77	0.78	0.90	0.93
Net investment income	0.98	(a)	1.02	1.22	0.95	0.88	1.19
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$3,332,861		$3,226,357	$2,530,738	$2,326,235	$2,607,530	$2,483,128

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.11		$21.03	$18.30	$18.81	$17.01	$13.51
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.09	$0.04	$0.04	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		6.42	3.24	(0.51)	1.77	3.53
Total from investment operations	$1.24		$6.48	$3.33	$(0.47)	$1.81	$3.61
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.10)	$(0.04)	$(0.01)	$(0.11)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.40)	$(0.60)	$(0.04)	$(0.01)	$(0.11)
Net asset value, end of period (x)	$28.17		$27.11	$21.03	$18.30	$18.81	$17.01
Total return (%) (r)(s)(t)(x)	4.59	(n)	30.90	18.24	(2.52)	10.66	26.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.47	1.52	1.53	1.55	1.59
Expenses after expense reductions (f)	1.46	(a)	1.47	1.52	1.53	1.55	1.59
Net investment income	0.21	(a)	0.25	0.46	0.19	0.22	0.56
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$97,083		$101,260	$90,502	$96,836	$130,907	$160,910

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.74		$20.76	$18.08	$18.60	$16.83	$13.39
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.09	$0.04	$0.04	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		6.33	3.21	(0.51)	1.75	3.50
Total from investment operations	$1.23		$6.39	$3.30	$(0.47)	$1.79	$3.58
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.12)	$(0.05)	$(0.02)	$(0.14)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.41)	$(0.62)	$(0.05)	$(0.02)	$(0.14)
Net asset value, end of period (x)	$27.79		$26.74	$20.76	$18.08	$18.60	$16.83
Total return (%) (r)(s)(t)(x)	4.61	(n)	30.87	18.26	(2.53)	10.65	26.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.47	1.52	1.53	1.55	1.58
Expenses after expense reductions (f)	1.46	(a)	1.47	1.52	1.53	1.55	1.58
Net investment income	0.21	(a)	0.25	0.47	0.20	0.23	0.54
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$292,223		$280,686	$208,695	$189,970	$206,646	$190,829

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.13		$21.04	$18.31	$18.84	$17.03	$13.53
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.30	$0.23	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		6.42	3.25	(0.52)	1.80	3.55
Total from investment operations	$1.39		$6.74	$3.55	$(0.29)	$2.01	$3.78
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.28)	$(0.32)	$(0.24)	$(0.20)	$(0.28)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.65)	$(0.82)	$(0.24)	$(0.20)	$(0.28)
Net asset value, end of period (x)	$28.27		$27.13	$21.04	$18.31	$18.84	$17.03
Total return (%) (r)(s)(x)	5.13	(n)	32.17	19.47	(1.55)	11.80	28.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.47	0.52	0.53	0.55	0.59
Expenses after expense reductions (f)	0.47	(a)	0.47	0.52	0.53	0.55	0.59
Net investment income	1.21	(a)	1.29	1.47	1.21	1.24	1.59
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$2,576,989		$2,291,001	$402,328	$99,977	$81,328	$60,730

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.61		$20.66	$17.94	$18.46	$16.71	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.11	$0.04	$0.04	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		6.30	3.16	(0.50)	1.74	3.48
Total from investment operations	$1.22		$6.36	$3.27	$(0.46)	$1.78	$3.56
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)	$(0.05)	$(0.06)	$(0.03)	$(0.14)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.41)	$(0.55)	$(0.06)	$(0.03)	$(0.14)
Net asset value, end of period (x)	$27.65		$26.61	$20.66	$17.94	$18.46	$16.71
Total return (%) (r)(s)(x)	4.60	(n)	30.85	18.25	(2.52)	10.63	26.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.47	1.52	1.53	1.55	1.57
Expenses after expense reductions (f)	1.47	(a)	1.47	1.52	1.53	1.55	1.57
Net investment income	0.21	(a)	0.25	0.53	0.20	0.23	0.55
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$9,590		$9,351	$7,902	$18,699	$19,375	$17,965

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.75		$20.75	$18.07	$18.61	$16.83	$13.39
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.20	$0.13	$0.13	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		6.35	3.20	(0.51)	1.76	3.51
Total from investment operations	$1.29		$6.53	$3.40	$(0.38)	$1.89	$3.66
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.16)	$(0.22)	$(0.16)	$(0.11)	$(0.22)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.21)		$(0.53)	$(0.72)	$(0.16)	$(0.11)	$(0.22)
Net asset value, end of period (x)	$27.83		$26.75	$20.75	$18.07	$18.61	$16.83
Total return (%) (r)(s)(x)	4.85	(n)	31.56	18.86	(2.09)	11.28	27.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.97	1.02	1.03	1.05	1.08
Expenses after expense reductions (f)	0.97	(a)	0.97	1.02	1.03	1.05	1.08
Net investment income	0.71	(a)	0.75	0.98	0.70	0.74	1.02
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$216,690		$212,274	$148,990	$124,443	$98,894	$63,563

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.53		$21.34	$18.56	$19.10	$17.28	$13.74
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.25	$0.18	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		6.52	3.30	(0.52)	1.80	3.62
Total from investment operations	$1.37		$6.77	$3.55	$(0.34)	$1.99	$3.80
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.21)	$(0.27)	$(0.20)	$(0.17)	$(0.26)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.23)		$(0.58)	$(0.77)	$(0.20)	$(0.17)	$(0.26)
Net asset value, end of period (x)	$28.67		$27.53	$21.34	$18.56	$19.10	$17.28
Total return (%) (r)(s)(x)	4.99	(n)	31.86	19.18	(1.81)	11.51	27.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.72	0.77	0.78	0.79	0.82
Expenses after expense reductions (f)	0.72	(a)	0.72	0.77	0.78	0.79	0.82
Net investment income	0.96	(a)	1.00	1.22	0.96	1.05	1.23
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$412,226		$402,930	$300,611	$229,581	$156,221	$36,118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.89		$21.61	$18.79	$19.33	$17.47	$13.87
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.31	$0.31	$0.23	$0.24	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		6.61	3.33	(0.53)	1.82	3.66
Total from investment operations	$1.43		$6.92	$3.64	$(0.30)	$2.06	$3.88
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.27)	$(0.32)	$(0.24)	$(0.20)	$(0.28)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.64)	$(0.82)	$(0.24)	$(0.20)	$(0.28)
Net asset value, end of period (x)	$29.07		$27.89	$21.61	$18.79	$19.33	$17.47
Total return (%) (r)(s)(x)	5.13	(n)	32.17	19.44	(1.56)	11.79	28.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.47	0.52	0.53	0.54	0.55
Expenses after expense reductions (f)	0.47	(a)	0.47	0.52	0.53	0.54	0.55
Net investment income	1.23	(a)	1.26	1.47	1.21	1.32	1.38
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$92,049		$113,010	$107,154	$84,603	$12,374	$3,266

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class R5			2013	2012 (i)

Net asset value, beginning of period	$27.14		$21.04	$19.21
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.32	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		6.44	2.38	(g)
Total from investment operations	$1.40		$6.76	$2.55
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.29)	$(0.22)
From net realized gain on investments	(0.18)		(0.37)	(0.50)
Total distributions declared to shareholders	$(0.25)		$(0.66)	$(0.72)
Net asset value, end of period (x)	$28.29		$27.14	$21.04
Total return (%) (r)(s)(x)	5.18	(n)	32.28	13.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.38	(a)	0.39	0.43	(a)
Expenses after expense reductions (f)	0.38	(a)	0.39	0.43	(a)
Net investment income	1.25	(a)	1.23	1.42	(a)
Portfolio turnover	11	(n)	19	30
Net assets at end of period (000 omitted)	$65,012		$41,186	$113

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class 529A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.24		$21.12	$18.38	$18.91	$17.11	$13.60
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.24	$0.17	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		6.46	3.26	(0.52)	1.78	3.57
Total from investment operations	$1.35		$6.70	$3.50	$(0.35)	$1.92	$3.73
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.21)	$(0.26)	$(0.18)	$(0.12)	$(0.22)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.23)		$(0.58)	$(0.76)	$(0.18)	$(0.12)	$(0.22)
Net asset value, end of period (x)	$28.36		$27.24	$21.12	$18.38	$18.91	$17.11
Total return (%) (r)(s)(t)(x)	4.97	(n)	31.86	19.10	(1.87)	11.22	27.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.87	0.88	1.00	1.03
Expenses after expense reductions (f)	0.72	(a)	0.73	0.82	0.85	1.00	1.03
Net investment income	0.95	(a)	0.99	1.17	0.87	0.78	1.08
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$5,254		$4,897	$3,400	$2,585	$2,620	$2,301

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class 529B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.12		$20.29	$17.69	$18.20	$16.47	$13.11
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.08	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		6.19	3.14	(0.50)	1.72	3.43
Total from investment operations	$1.20		$6.24	$3.22	$(0.48)	$1.74	$3.49
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.12)	$(0.03)	$(0.01)	$(0.13)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.41)	$(0.62)	$(0.03)	$(0.01)	$(0.13)
Net asset value, end of period (x)	$27.14		$26.12	$20.29	$17.69	$18.20	$16.47
Total return (%) (r)(s)(t)(x)	4.61	(n)	30.80	18.20	(2.64)	10.58	26.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	1.62	1.63	1.65	1.68
Expenses after expense reductions (f)	1.49	(a)	1.51	1.57	1.60	1.65	1.68
Net investment income	0.18	(a)	0.22	0.41	0.12	0.12	0.43
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$336		$350	$280	$255	$356	$364

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/14 (unaudited)		Years ended 12/31
Class 529C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$25.85		$20.07	$17.51	$18.04	$16.33	$13.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.08	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.16		6.13	3.10	(0.49)	1.72	3.40
Total from investment operations	$1.18		$6.18	$3.18	$(0.47)	$1.74	$3.46
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.12)	$(0.06)	$(0.03)	$(0.13)
From net realized gain on investments	(0.18)		(0.37)	(0.50)	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.40)	$(0.62)	$(0.06)	$(0.03)	$(0.13)
Net asset value, end of period (x)	$26.85		$25.85	$20.07	$17.51	$18.04	$16.33
Total return (%) (r)(s)(t)(x)	4.58	(n)	30.84	18.19	(2.65)	10.65	26.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.62	1.63	1.65	1.68
Expenses after expense reductions (f)	1.51	(a)	1.52	1.57	1.60	1.65	1.68
Net investment income	0.17	(a)	0.20	0.42	0.13	0.15	0.42
Portfolio turnover	11	(n)	19	30	21	22	32
Net assets at end of period (000 omitted)	$2,516		$2,845	$2,345	$1,899	$1,712	$1,375

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B and Class 529C total returns for the year ended December 31, 2010 would have been lower by 0.21%. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B and Class 529C total returns for the year ended December 31, 2011 would have been lower by 0.11%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at

Notes to Financial Statements (unaudited) – continued

amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,024,439,900	$—	$—	$7,024,439,900
Mutual Funds	75,597,216	—	—	75,597,216
Total Investments	$7,100,037,116	$—	$—	$7,100,037,116

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest”

Notes to Financial Statements (unaudited) – continued

income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$92,466,730
Long-term capital gains	51,000,790
Total distributions	$143,467,520

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$4,939,296,604
Gross appreciation	2,184,288,621
Gross depreciation	(23,548,109)
Net unrealized appreciation (depreciation)	$2,160,740,512

As of 12/31/13
Undistributed ordinary income	14,120,832
Undistributed long-term capital gain	33,801,747
Other temporary differences	134,032
Net unrealized appreciation (depreciation)	2,104,479,440

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Class A	$5,687,256	$24,618,433	$20,834,444	$42,002,253
Class B	—	128,488	626,060	1,363,193
Class C	—	455,844	1,898,488	3,798,906
Class I	5,902,182	23,527,236	16,267,451	31,437,747
Class R1	46	13,933	63,371	130,063
Class R2	251,642	1,214,527	1,421,386	2,880,461
Class R3	692,396	3,021,707	2,609,479	5,301,008
Class R4	260,442	1,137,888	722,783	1,461,570
Class R5	97,718	307,470	250,533	518,525
Class 529A	8,735	36,770	32,749	64,210
Class 529B	—	464	2,215	4,786
Class 529C	—	2,716	16,635	39,322
Total	$12,900,417	$54,465,476	$44,745,594	$89,002,044

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $436,621 and $2,080 for the six months ended June 30, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$4,007,090
Class B	0.75%	0.25%	1.00%	1.00%	484,519
Class C	0.75%	0.25%	1.00%	1.00%	1,401,899
Class R1	0.75%	0.25%	1.00%	1.00%	46,519
Class R2	0.25%	0.25%	0.50%	0.50%	529,224
Class R3	—	0.25%	0.25%	0.25%	501,253
Class 529A	—	0.25%	0.25%	0.21%	6,202
Class 529B	0.75%	0.25%	1.00%	0.98%	1,691
Class 529C	0.75%	0.25%	1.00%	1.00%	14,303
Total Distribution and Service Fees					$6,992,700

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended June 30, 2014, this rebate amounted to $289,227, $724, $1,463, $1,009, $36, and $19 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2014, were as follows:

Amount
Class A	$1,760
Class B	42,020
Class C	5,382

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on April 30, 2015 unless MFD elects to extend the waiver. For the six months ended June 30, 2014, this waiver amounted to $2,040 and is included in the reduction of total expenses in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. The program manager fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended June 30, 2014, were as follows:

	Fee	Waiver
Class 529A	$2,481	$1,241
Class 529B	169	84
Class 529C	1,430	715
Total Program Manager Fees and Waivers	$4,080	$2,040

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2014, the fee was $655,050, which equated to 0.0194% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended June 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,031,665.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0070% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these

Notes to Financial Statements (unaudited) – continued

credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,266 and the Retirement Deferral plan resulted in an expense of $4,502. Both amounts are included in independent Trustees’ compensation for the six months ended June 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $97,014 at June 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $47,085 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,576 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,176, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $812,376,120 and $713,227,325, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,542,872	$155,343,027	10,189,750	$252,850,560
Class B	186,777	5,082,296	461,492	11,135,457
Class C	510,892	13,709,842	1,438,431	34,190,433
Class I	13,570,752	370,454,988	88,980,905	2,090,966,681
Class R1	23,616	631,237	65,530	1,535,761
Class R2	544,163	14,549,813	1,931,578	45,758,958
Class R3	1,030,964	28,417,577	4,177,325	103,184,135
Class R4	228,042	6,387,662	717,683	17,631,231
Class R5	1,062,081	29,528,884	1,533,922	38,821,637
Class 529A	25,810	707,407	31,579	766,033
Class 529B	751	19,820	2,042	46,868
Class 529C	48,282	1,235,173	12,019	277,901
	22,775,002	$626,067,726	109,542,256	$2,597,165,655

Shares issued to shareholders in reinvestment of distributions
Class A	791,180	$22,429,310	2,109,153	$55,614,585
Class B	21,348	590,907	54,601	1,417,456
Class C	57,921	1,581,829	138,174	3,540,018
Class I	790,147	21,926,569	2,111,583	54,359,740
Class R1	2,334	63,417	5,649	143,996
Class R2	59,720	1,632,744	156,525	3,990,162
Class R3	116,481	3,280,103	315,600	8,267,412
Class R4	33,961	969,251	97,015	2,564,206
Class R5	12,541	348,251	31,797	825,995
Class 529A	1,490	41,484	3,896	100,979
Class 529B	83	2,215	210	5,250
Class 529C	630	16,635	1,699	42,038
	1,887,836	$52,882,715	5,025,902	$130,871,837

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,289,206)	$(204,310,200)	(13,726,237)	$(338,948,133)
Class B	(497,465)	(13,573,351)	(1,084,212)	(26,047,893)
Class C	(549,045)	(14,794,853)	(1,134,267)	(27,028,360)
Class I	(7,645,242)	(209,266,848)	(25,767,832)	(642,186,663)
Class R1	(30,517)	(817,418)	(102,381)	(2,425,463)
Class R2	(754,284)	(20,282,820)	(1,331,830)	(31,896,294)
Class R3	(1,405,857)	(38,946,545)	(3,944,747)	(95,841,595)
Class R4	(1,147,287)	(32,621,136)	(1,722,568)	(43,656,386)
Class R5	(293,846)	(8,098,359)	(53,607)	(1,406,388)
Class 529A	(21,857)	(600,476)	(16,693)	(408,844)
Class 529B	(1,831)	(48,223)	(2,673)	(62,443)
Class 529C	(65,262)	(1,692,473)	(20,495)	(499,746)
	(19,701,699)	$(545,052,702)	(48,907,542)	$(1,210,408,208)

Net change
Class A	(955,154)	$(26,537,863)	(1,427,334)	$(30,482,988)
Class B	(289,340)	(7,900,148)	(568,119)	(13,494,980)
Class C	19,768	496,818	442,338	10,702,091
Class I	6,715,657	183,114,709	65,324,656	1,503,139,758
Class R1	(4,567)	(122,764)	(31,202)	(745,706)
Class R2	(150,401)	(4,100,263)	756,273	17,852,826
Class R3	(258,412)	(7,248,865)	548,178	15,609,952
Class R4	(885,284)	(25,264,223)	(907,870)	(23,460,949)
Class R5	780,776	21,778,776	1,512,112	38,241,244
Class 529A	5,443	148,415	18,782	458,168
Class 529B	(997)	(26,188)	(421)	(10,325)
Class 529C	(16,350)	(440,665)	(6,777)	(179,807)
	4,961,139	$133,897,739	65,660,616	$1,517,629,284

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $13,199 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,898	344,589,601	(268,998,283)	75,597,216

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,951	$75,597,216

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.